Financial Assets and Liabilities - Summary of Warrant Liability (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Nov. 19, 2021	Sep. 30, 2022	Jun. 30, 2022
Disclosure Of Financial Instruments [Abstract]
Opening balance		$ 2,185
Warrants fair value at grant date - November 19, 2021	$ 8,081	2,600	$ 2,200
Remeasurement of warrant liability		401	(5,896)
Closing Balance		$ 2,586	$ 2,185